Significant Accounting Policies and Practices (Details) - Schedule of derivative liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Derivative [Line Items]
Derivative liabilities beginning balance
Addition
Extinguishment
Conversion to Note payable - related party
Changes in fair value
Derivative liabilities ending balance
Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Derivative liabilities beginning balance
Addition
Extinguishment
Conversion to Note payable - related party
Changes in fair value
Derivative liabilities ending balance
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Derivative liabilities beginning balance		42,231
Addition	100,532	41,724
Extinguishment	(96,803)	(431,458)
Conversion to Note payable - related party		(1,124,301)
Changes in fair value	(3,729)	1,096,287
Derivative liabilities ending balance